Summary of Significant Accounting Policies - Summary of Outstanding Potentially Dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share (Detail)	9 Months Ended
Sep. 30, 2019 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of stock	3,629,859
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of stock	3,206,812
Common Stock Subject to Repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of stock	423,047